Commitments And Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
7. Commitments and Contingencies
Litigation
From time to time, the Company may become involved in various litigation and administrative proceedings relating to claims arising from its operations in the normal course of business. As of June 30, 2025, the Company was not involved in any legal actions that could have a material effect on the Company’s financial position, results of operations or liquidity.

Purchase Commitments
The Company’s contracts with vendors in the conduct of the normal course of its business are generally terminable with advanced written notice and payment for any products or services received by the Company through the effective time of termination. However, the Company has entered into contracts to purchase services under which non-cancellable
future minimum payments as of June 30, 2025, were as follows (in thousands):

Year Ended December 31,	Amount
2025 (remaining six months)	$3,415
2026	3,600
2027	2,700

Total	$9,715

9.	Commitments and Contingencies
Litigation
From time to time, the Company may become involved in various litigation and administrative proceedings relating to claims arising from its operations in the normal course of business. As of December 31, 2024, the Company was not involved in any legal actions that could have a material effect on the Company’s financial position, results of operations or liquidity.
Purchase Commitments
The Company’s contracts with vendors in the conduct of the normal course of its business are generally terminable with advanced written notice and payment for any products or services received by the Company through the effective time of termination. However, the Company has entered into contracts to purchase services under which non-cancellable
future minimum payments as of December 31, 2024 were as follows (in thousands):

Year ended December 31,	Amount
2025	$5,450
2026	3,600
2027	2,700

Total	$11,750

Ares Acquisition Corporation II [Member]
COMMITMENTS AND CONTINGENCIES
5. COMMITMENTS AND CONTINGENCIES
Registration Rights
The holders of the Class B ordinary shares, the Class A ordinary shares issued in the Conversion, Private Placement Warrants and Private Placement Warrants that may be issued upon conversion of Working Capital Loan and Overfunding Loans (and the Class A ordinary shares underlying such warrants) will have registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement signed upon consummation of the Initial Public Offering. The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, these holders will be entitled to “piggy-back” registration rights to include their securities in other registration statements filed by the Company, subject to certain limitations. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the underwriters a
45-day
option from the final prospectus relating to the Initial Public Offering to purchase up to 6,750,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On April 25, 2023, the underwriters partially exercised their over-allotment option for an additional 5,000,000 Units.
The underwriters were entitled to a cash underwriting discount of $0.20 per Unit, or $10,000,000 in the aggregate, paid upon the closing of the Initial Public Offering. In addition, the underwriters will be entitled to deferred underwriting commissions of $0.35 per Unit, or $17,500,000 in the aggregate. The deferred underwriting commissions will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
On April 11, 2025, the Company, AMCM, and the representatives of the several underwriters in connection with the Company’s Initial Public Offering agreed to adjust the aggregate amount payable to the underwriters as a deferred underwriting fee and to AMCM as a deferred Initial Public Offering advisory fee to an aggregate amount of $8,359,410, resulting in an adjustment to Class A ordinary shares subject to possible redemption of $9,140,590.
Contingent Fees
The Company has entered into fee arrangements with certain service providers pursuant to which certain transaction fees and service fees will become payable only if the Company consummates a Business Combination. If the Business Combination does not occur, the Company will not be required to pay these contingent fees. As of June 30, 2025, the amount of these contingent fees with the service providers was $782,045.

Additionally, the Company has entered into arrangements with certain placement agents pursuant to which such placement agents and certain other parties will receive up to 4.0% of funds raised in connection with the PIPE Investment (inclusive of the net proceeds of the Company’s Initial Public Offering remaining in the Trust Account immediately prior to the closing of the Proposed Business Combination) upon the successful consummation of a PIPE Investment subject to the payment of minimum amounts to certain placement agents. If the PIPE Investment does not occur, we will only be required to pay the minimum amount and will not be required to pay these contingent fees. The actual amount of fees payable will be based upon the final amounts in the PIPE Investment. No fees will be payable to the placement agents in connection with their role as placement agents in the event that the Company does not consummate the Proposed Business Combination.

5. COMMITMENTS AND CONTINGENCIES
Registration Rights
The holders of the Class B ordinary shares, Private Placement Warrants and Private Placement Warrants that may be issued upon conversion of Working Capital Loans and Overfunding Loans (and the Class A ordinary shares underlying such warrants) will have registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement signed upon consummation of the Initial Public Offering. The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, these holders will be entitled to “piggy-back” registration rights to include their securities in other registration statements filed by the Company, subject to certain limitations. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the underwriters a
45-day
option from the final prospectus relating to the Initial Public Offering to purchase up to 6,750,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On April 25, 2023, the underwriters partially exercised their over-allotment option for an additional 5,000,000 Units.
The underwriters were entitled to a cash underwriting discount of $0.20 per Unit, or $10,000,000 in the aggregate, paid upon the closing of the Initial Public Offering. In addition, the underwriters will be entitled to a deferred underwriting commissions of $0.35 per Unit, or $17,500,000 in the aggregate. The deferred underwriting commissions will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Contingent Fees
The Company has entered into fee arrangement with a service provider pursuant to which certain transaction fees and service fees will become payable only if the Company consummates a Business Combination. If the Business Combination does not occur, the Company will not be required to pay these contingent fees. As of December 31, 2024, the amount of these contingent fees with the service provider was $732,045.